Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Austria - 3.3%
Erste Group Bank AG	156,709	$10,839,764
Vienna Insurance Group AG Wiener Versicherung Gruppe	95,900	4,229,968
		15,069,732

Belgium - 4.8%
Azelis Group NV	151,921	2,669,478
KBC Group NV	126,938	11,569,617
UCB SA	43,120	7,591,936
		21,831,031

Czech Republic - 0.8%
Komercni Banka AS	77,898	3,776,507

Denmark - 4.2%
Pandora AS	67,950	10,414,105
Royal Unibrew AS	109,751	8,738,420
		19,152,525

Finland - 1.7%
Sampo Oyj	653,487	6,262,501
Wartsila OYJ Abp	93,379	1,666,209
		7,928,710

France - 13.3%
Danone SA	99,378	7,600,976
Dassault Aviation SA	16,610	5,476,764
Elis SA	473,780	10,580,758
Legrand SA	15,959	1,690,120
Publicis Groupe SA	124,282	11,725,875
SPIE SA	131,291	5,617,083
Technip Energies NV	376,948	12,298,873
Thales SA	21,557	5,730,331
		60,720,780

Germany - 11.7%
Beiersdorf AG	14,495	1,872,527
Brenntag SE	155,191	10,059,137
Hannover Rueck SE	9,420	2,807,713
Heidelberg Materials AG	47,646	8,213,128
Hensoldt AG	47,557	3,191,992
IONOS Group SE (a)	88,119	2,453,367
Jenoptik AG	72,786	1,519,439
RENK Group AG (a)	86,116	4,168,556
Rheinmetall AG	8,014	11,467,450
United Internet AG	374,479	7,733,409
		53,486,718

Ireland - 5.9%
AIB Group PLC	2,181,577	14,091,311
Bank of Ireland Group PLC	718,073	8,484,290
Ryanair Holdings PLC - ADR	99,910	4,233,187
		26,808,788

Italy - 0.7%
Buzzi SpA	30,658	1,475,248
DiaSorin SpA	18,085	1,796,058
		3,271,306

Netherlands - 2.3%
QIAGEN NV	266,195	10,575,319

Norway - 1.2%
Storebrand ASA	438,177	5,557,948

Portugal - 2.0%
Jeronimo Martins SGPS SA	435,243	9,224,341

Spain - 3.5%
Bankinter SA	1,000,847	11,124,630
Fluidra SA	195,043	4,591,993
		15,716,623

Sweden - 1.7%
Hexpol AB	274,844	2,403,453
Trelleborg AB - Class B	145,030	5,393,904
		7,797,357

Switzerland - 5.9%
ABB Ltd.	96,335	4,970,689
Galderma Group AG (a)	71,934	7,608,076
Holcim AG	106,404	11,450,477
Sulzer AG	17,602	3,002,271
		27,031,513

United Kingdom - 31.3%
BAE Systems PLC	308,825	6,235,977
Beazley PLC	600,684	7,234,519
British American Tobacco PLC	575,305	23,601,639
Bunzl PLC	375,363	14,438,937
Haleon PLC	3,294,429	16,637,628
Hikma Pharmaceuticals PLC	102,163	2,580,862
Hill & Smith PLC	56,891	1,291,482
IMI PLC	155,732	3,830,867
Next PLC	41,526	5,982,898
Rotork PLC	838,902	3,410,096
RS GROUP PLC	1,123,519	8,179,950
Savills PLC	150,126	1,851,995
Serco Group PLC	2,469,379	5,050,128
Smiths Group PLC	482,607	12,110,109
Spectris PLC	231,620	6,988,989
Unilever PLC	351,724	20,986,441
WH Smith PLC	183,803	2,416,328
		142,828,845
TOTAL COMMON STOCKS (Cost $337,362,732)		430,778,043

PREFERRED STOCKS - 1.0%	Shares	Value
Germany - 1.0%
FUCHS SE	93,909	4,524,711
TOTAL PREFERRED STOCKS (Cost $3,608,354)		4,524,711

SHORT-TERM INVESTMENTS - 4.1%	Shares	Value
Money Market Funds - 4.1%
First American Government Obligations Fund - Class Z, 4.23% (b)	18,887,396	18,887,396
TOTAL SHORT-TERM INVESTMENTS (Cost $18,887,396)		18,887,396

TOTAL INVESTMENTS - 99.4% (Cost $359,858,482)		454,190,150
Other Assets in Excess of Liabilities - 0.6%		2,705,927
TOTAL NET ASSETS - 100.0%		$456,896,077
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory - WMC Strategic European Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,917,598	$407,860,445	$–	$430,778,043
Preferred Stocks	–	4,524,711	–	4,524,711
Money Market Funds	18,887,396	–	–	18,887,396
Total Investments	$41,804,994	$412,385,156	$–	$454,190,150

Refer to the Schedule of Investments for further disaggregation of investment categories.